Segmented Financial Information	12 Months Ended
Dec. 31, 2024
Operating Segments [Abstract]
Segmented Financial Information	SEGMENTED FINANCIAL INFORMATION
Baytex's reportable segments are determined based on the geographic location and nature of the underlying operations:

•Canada includes the exploration for, and the development and production of, crude oil and natural gas in Western Canada;
•U.S. includes the exploration for, and the development and production of, crude oil and natural gas in the U.S.; and
•Corporate includes corporate activities and items not allocated between operating segments.

	Canada		U.S.		Corporate		Consolidated
Years Ended December 31	2024	2023	2024	2023	2024	2023	2024	2023

Revenue, net of royalties
Petroleum and natural gas sales	$1,874,046	$1,729,021	$2,334,909	$1,653,600	$—	$—	$4,208,955	$3,382,621
Royalties	(261,205)	(213,148)	(618,881)	(456,644)	—	—	(880,086)	(669,792)
	1,612,841	1,515,873	1,716,028	1,196,956	—	—	3,328,869	2,712,829

Expenses
Operating	336,069	368,605	317,880	202,234	—	—	653,949	570,839
Transportation	84,211	64,325	48,931	24,981	—	—	133,142	89,306
Blending and other	263,943	224,802	—	—	—	—	263,943	224,802
General and administrative	—	—	—	—	81,746	69,789	81,746	69,789
Transaction costs	—	—	—	—	1,539	49,045	1,539	49,045
Exploration and evaluation	779	8,896	—	—	—	—	779	8,896
Depletion and depreciation	473,792	484,232	898,271	555,548	13,847	8,124	1,385,910	1,047,904
Impairment loss	—	184,000	—	649,662	—	—	—	833,662
Share-based compensation	—	—	—	—	17,872	37,699	17,872	37,699
Financing and interest	—	—	—	—	268,374	192,173	268,374	192,173
Financial derivatives gain	—	—	—	—	(2,101)	(24,695)	(2,101)	(24,695)
Foreign exchange loss (gain)	—	—	—	—	155,895	(10,848)	155,895	(10,848)
(Gain) loss on dispositions	(4,134)	141,295	5,354	—	—	—	1,220	141,295
Other (income) expense	—	(1,271)	—	—	(6,689)	815	(6,689)	(456)
	1,154,660	1,474,884	1,270,436	1,432,425	530,483	322,102	2,955,579	3,229,411
Net income (loss) before income taxes	458,181	40,989	445,592	(235,469)	(530,483)	(322,102)	373,290	(516,582)
Income tax expense (recovery)
Current income tax expense							21,766	14,403
Deferred income tax expense (recovery)							114,927	(297,629)
							136,693	(283,226)
Net income (loss)	$458,181	$40,989	$445,592	$(235,469)	$(530,483)	$(322,102)	$236,597	$(233,356)

Additions to oil and gas properties	489,486	463,198	767,147	549,589	—	—	1,256,633	1,012,787
Corporate acquisition, net of cash acquired	—	—	—	662,579	—	—	—	662,579
Property acquisitions	48,889	20,023	3,526	18,891	—	—	52,415	38,914
Proceeds from dispositions	(41,149)	(160,256)	(5,346)	—	—	—	(46,495)	(160,256)

As at	December 31, 2024	December 31, 2023
Canadian assets	$2,381,991	$2,289,083
U.S. assets	5,322,088	5,112,493
Corporate assets	55,666	59,355
Total consolidated assets	$7,759,745	$7,460,931